Investment Strategy - Defiance China Quantum ETF	Oct. 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies publicly listed companies economically tied to China or Hong Kong that are engaged in quantum technologies, as classified by BITA GmbH (the “Index Provider”).

Index Overview

The Index is designed to track the performance of Quantum Technologies Companies listed on exchanges in mainland China and Hong Kong. The Index Provider considers Quantum Technologies Companies to be those companies that either (i) derive at least 50% of their total revenue from one or more of the products, services, and activities described below or (ii) derive at least 10% of their total revenue and rank within the top 15 positions in terms of absolute revenue derived from one or more of the products, services, and activities described below.

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Quantum Computing Hardware & Software: The design and building of quantum computers using superconducting circuits, photons, or ion traps, related essential supporting hardware (such as qubit control electronics, waveform systems, and advanced dilution refrigerators), and related core software (such as quantum operating systems, compilers, and proprietary cloud platforms).

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Quantum Communications & Networking: The building of secure quantum networks and communication hardware, including quantum-key-distribution (“QKD”) systems, trusted relays, network switches, encryption cards, and space-grade hardware (satellite QKD payloads, optical ground stations).

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Post-Quantum Cryptography: The development of cryptographic solutions to protect data from quantum computer attacks, including quantum-resistant algorithms, software libraries, public key infrastructure, and hardware-level defense (security modules, crypto-accelerators, secure element chips).

●	Dedicated Quantum Supply-Chain Components: The manufacturing of upstream components and precision tools for the quantum industry, including quantum-grade optics, nonlinear crystals, beam-management parts, single-photon sources, advanced photon detectors, and quantum sensing tools.

The Index includes only ordinary shares of companies which are listed on the Shanghai Stock Exchange, Shenzhen Stock Exchange or the Stock Exchange of Hong Kong.

To qualify for initial inclusion, a company generally must have: (i) a free-float percentage of at least 10%; (ii) a market capitalization of at least $250 million; (iii) a three-month average daily trading value of at least $1.0 million. The Index also applies modified eligibility rules for certain initial public offerings (“IPOs”). Companies who satisfy the eligibility criteria are included in the Index. If a company has more than one share class that qualifies for inclusion in the Index on a stand-alone basis, only the highest ranked share class will be considered for composition, as ranked by three-month average daily trading value.

The Index utilizes a modified float-adjusted market capitalization weighting methodology. Constituents are weighted based on their free-float adjusted market capitalizations, subject to a maximum weight of 25% per constituent and to a limit that the cumulative weight of all constituents representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. Excess weight above the cap is redistributed proportionally among the remaining constituents. The Index also imposes a floor of 0.1% to all securities.

The Index is reconstituted and rebalanced quarterly in January, April, July, and October. Please see the prospectus section titled “Additional Information About the Fund,” for a more complete description of the Index’s methodology.

Because the Index is focused on companies engaged in quantum technology, the Index, and consequently the Fund, is expected to be concentrated in industries within the information technology sector and the software, semiconductor & semiconductor equipment, communications equipment, and electronic equipment, instruments & components industries.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index including depositary receipts (such as American Depositary Receipts (“ADRs”)) representing such securities. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to quantum technology, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in listed equity securities, including common stocks and other equity interests, of companies engaged in quantum technology. The Fund may also invest in cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.